CVC - ALLOWANCE FOR DOUBTFUL ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of activity related to the allowance for doubtful accounts
Activity related to the Company's allowance for doubtful accounts is presented below:

	Balance at Beginning of Period	Provision for Bad Debt	Deductions/ Write-Offs and Other Charges	Balance at End of Period
Year Ended December 31, 2017
Allowance for doubtful accounts	$11,677	$74,183	$(72,440)	$13,420

Year Ended December 31, 2016
Allowance for doubtful accounts	$1,051	$53,249	$(42,623)	$11,677

Cablevision Systems Corporation And Subsidiaries
Schedule of activity related to the allowance for doubtful accounts
Activity related to the allowance for doubtful accounts:

	Balance at Beginning of Period	Provision for Bad Debt	Deductions/ Write-Offs and Other Charges	Balance at End of Period

Period from January 1, 2016 through June 20, 2016
Allowance for doubtful accounts	$6,039	$13,240	$(12,378)	$6,901

Year Ended December 31, 2015
Allowance for doubtful accounts	$12,112	$35,802	$(41,875)	$6,039